Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Amount	$ 18,530		$ 19,933
Senior Debt Fixed Rate
Rate - Minimum rate	0.70%		1.50%
Rate - Maximum rate	6.92%		6.92%
Maturity - Minimum Date	2013
Maturity - Maximum Date	2021
Amount	13,184		12,367
Senior Debt Floating Rate
Rate - Minimum rate	0.11%		0.35%
Rate - Maximum rate	1.16%		1.40%
Maturity - Minimum Date	2013
Maturity - Maximum Date	2038
Amount	1,979		2,679
Subordinated Debt
Rate - Minimum rate	4.75%	[1]	4.75%	[1]
Rate - Maximum rate	7.50%	[1]	7.50%	[1]
Maturity - Minimum Date	2014	[1]
Maturity - Maximum Date	2033	[1]
Amount	2,732	[1]	3,201	[1]
Junior Subordinated Debentures
Rate - Minimum rate	6.37%	[1]	5.95%	[1]
Rate - Maximum rate	7.78%	[1]	7.78%	[1]
Maturity - Minimum Date	2026	[1]
Maturity - Maximum Date	2036	[1]
Amount	$ 635	[1]	$ 1,686	[1]

[1]	Fixed rate.